Loan Quality and Allowance for Loan Losses	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Receivables [Abstract]
Loan Quality and Allowance for Loan Losses

11. LOAN QUALITY AND ALLOWANCE FOR LOAN LOSSES

Past Due Loans. A loan’s “past due” status is generally determined based upon its “P&I delinquency” status in conjunction with its “past maturity” status, where applicable. A loan’s “P&I delinquency” status is based upon the number of calendar days between the date of the earliest P&I payment due and the “as of” measurement date. A loan’s “past maturity” status, where applicable, is based upon the number of calendar days between a loan’s contractual maturity date and the “as of” measurement date. Based upon the larger of these criteria, loans are categorized into the following “past due” tiers for financial statement reporting and disclosure purposes: Current (including 1-29 days past due), 30-59 days, 60-89 days and 90 or more days.

Nonaccrual Loans. Loans are generally placed on nonaccrual status when contractual payments become 90 days or more past due, and are otherwise placed on nonaccrual status when the Company does not expect to receive all P&I payments owed substantially in accordance with the terms of the loan agreement. Loans that become 90 days past maturity, but remain non-delinquent with regard to ongoing P&I payments, may remain on accrual status if: (1) the Company expects to receive all P&I payments owed substantially in accordance with the terms of the loan agreement, past maturity status notwithstanding, and (2) the borrower is working actively and cooperatively with the Company to remedy the past maturity status through an expected refinance, payoff or modification of the loan agreement that is not expected to result in a troubled debt restructuring (“TDR”) classification. All TDRs are placed on nonaccrual status for a period of no less than six months after restructuring, irrespective of past due status. The sum of nonaccrual loans plus accruing loans that are 90 days or more past due are generally defined collectively as “nonperforming loans”.

Payments received in cash on nonaccrual loans, including both the principal and interest portions of those payments, are generally applied to reduce the carrying value of the loan for financial statement purposes. When a loan is returned to accrual status, any accumulated interest payments previously applied to the carrying value of the loan during its nonaccrual period are recognized as interest income as an adjustment to the loan’s yield over its remaining term.

Loans that are not considered to be TDRs are generally returned to accrual status when payments due are brought current and the Company expects to receive all remaining P&I payments owed substantially in accordance with the terms of the loan agreement. Non-TDR loans may also be returned to accrual status when a loan’s payment status falls below 90 days past due and the Company: (1) expects receipt of the remaining past due amounts within a reasonable timeframe, and (2) expects to receive all remaining P&I payments owed substantially in accordance with the terms of the loan agreement.

Acquired Loans. Loans that we acquire through acquisitions are recorded at fair value with no carryover of the related allowance for credit losses. Determining the fair value of the loans involves estimating the amount and timing of principal and interest cash flows expected to be collected on the loans and discounting those cash flows at a market rate of interest.

The excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized into interest income over the remaining life of the loan. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable yield. The nonaccretable yield represents estimated future credit losses expected to be incurred over the life of the loan. Subsequent decreases to the expected cash flows require us to evaluate the need for an allowance for credit losses. Subsequent improvements in expected cash flows result in the reversal of a corresponding amount of the nonaccretable yield which we then reclassify as accretable yield that is recognized into interest income over the remaining life of the loan using the interest method. Our evaluation of the amount of future cash flows that we expect to collect is performed in a similar manner as that used to determine our allowance for credit losses. Charge-offs of the principal amount on acquired loans would be first applied to the nonaccretable yield portion of the fair value adjustment.

Acquired loans that met the criteria for nonaccrual of interest prior to the acquisition may be considered performing upon acquisition, regardless of whether the customer is contractually delinquent, if we can reasonably estimate the timing and amount of the expected cash flows on such loans and if we expect to fully collect the new carrying value of the loans. As such, we may no longer consider the loan to be nonaccrual or nonperforming and may accrue interest on these loans, including the impact of any accretable yield.

At December 31, 2014, the remaining outstanding principal balance and carrying amount of acquired credit-impaired loans totaled approximately $11,691,000 and $9,971,000, respectively. By comparison, at June 30, 2014, the remaining outstanding principal balance and carrying amount of acquired credit-impaired loans totaled approximately $11,778,000 and $10,138,000, respectively.

The carrying amount of acquired credit-impaired loans for which interest is not being recognized due to the uncertainty of the cash flows relating to such loans totaled $1,969,000 and $2,374,000 at December 31, 2014 and June 30, 2014, respectively.

The balance of the allowance for loan losses at December 31, 2014 and June 30, 2014 included approximately $91,000 and $98,000 of valuation allowances, respectively, for a specifically identified impairment attributable to acquired credit-impaired loans. The valuation allowances were attributable to additional impairment recognized on the applicable loans subsequent to their acquisition, net of any charge offs recognized during that time.

The following table presents the changes in the accretable yield relating to the acquired credit-impaired loans for the three and six months ended December 31, 2014 and December 31, 2013.

	Three Months Ended December 31, 2014	Six Months Ended December 31, 2014
	(In Thousands)	(In Thousands)
Beginning balance	$1,827	$1,891
Accretion to interest income	(143)	(207)
Disposals	—	—
Reclassifications from nonaccretable difference	—	—

Ending balance	$1,684	$1,684

	Three Months Ended December 31, 2013	Six Months Ended December 31, 2013
	(In Thousands)	(In Thousands)
Beginning balance	$2,180	$741
Accretion to interest income	(57)	(112)
Disposals	—	—
Reclassifications from nonaccretable difference	—	1,494

Ending balance	$2,123	$2,123

Classification of Assets. In compliance with regulatory guidelines, the Company’s loan review system includes an evaluation process through which certain loans exhibiting adverse credit quality characteristics are classified “Special Mention”, “Substandard”, “Doubtful” or “Loss”.

An asset is classified as “Substandard” if it is inadequately protected by the paying capacity and net worth of the obligor or the collateral pledged, if any. Substandard assets include those characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. Assets classified as “Doubtful” have all of the weaknesses inherent in those classified as “Substandard”, with the added characteristic that the weaknesses present make collection or liquidation in full highly questionable and improbable, on the basis of currently existing facts, conditions and values. Assets, or portions thereof, classified as “Loss” are considered uncollectible or of so little value that their continuance as assets is not warranted.

Management evaluates loans classified as substandard or doubtful for impairment in accordance with applicable accounting requirements. As discussed in greater detail below, a valuation allowance is established through the provision for loan losses for any impairment identified through such evaluations.

To the extent that impairment identified on a loan is classified as “Loss”, that portion of the loan is charged off against the allowance for loan losses. The classification of loan impairment as “Loss” is based upon a confirmed expectation for loss. For loans primarily secured by real estate, the expectation for loss is generally confirmed when: (a) impairment is identified on a loan individually evaluated in the manner described below, and (b) the loan is presumed to be collateral-dependent such that the source of loan repayment is expected to arise solely from sale of the collateral securing the applicable loan. Impairment identified on non-collateral-dependent loans may or may not be eligible for a “Loss” classification depending upon the other salient facts and circumstances that affect the manner and likelihood of loan repayment. However, loan impairment that is classified as “Loss” is charged off against the allowance for loan losses concurrent with that classification.

The timeframe between when loan impairment is first identified by the Company and when such impairment may ultimately be charged off varies by loan type. For example, unsecured consumer and commercial loans are generally classified as “Loss” at 120 days past due, resulting in their outstanding balances being charged off at that time. For the Company’s secured loans, the condition of collateral dependency generally serves as the basis upon which a “Loss” classification is ascribed to a loan’s impairment thereby confirming an expected loss and triggering charge off of that impairment. While the facts and circumstances that effect the manner and likelihood of repayment vary from loan to loan, the Company generally considers the referral of a loan to foreclosure, coupled with the absence of other viable sources of loan repayment, to be demonstrable evidence of collateral dependency. Depending upon the nature of the collections process applicable to a particular loan, an early determination of collateral dependency could result in a nearly concurrent charge off of a newly identified impairment. By contrast, a presumption of collateral dependency may only be determined after the completion of lengthy loan collection and/or workout efforts, including bankruptcy proceedings, which may extend several months or more after a loan’s impairment is first identified.

In a limited number of cases, the entire net carrying value of a loan may be determined to be impaired based upon a collateral-dependent impairment analysis. However, the borrower’s adherence to contractual repayment terms precludes the recognition of a “Loss” classification and charge off. In these limited cases, a valuation allowance equal to 100% of the impaired loan’s carrying value may be maintained against the net carrying value of the asset.

Assets which do not currently expose the Company to a sufficient degree of risk to warrant an adverse classification but have some credit deficiencies or other potential weaknesses are designated as “Special Mention” by management. Adversely classified assets, together with those rated as “Special Mention”, are generally referred to as “Classified Assets”. Non-classified assets are internally rated within one of four “Pass” categories or as “Watch” with the latter denoting a potential deficiency or concern that warrants increased oversight or tracking by management until remediated.

Management performs a classification of assets review, including the regulatory classification of assets, generally on a monthly basis. The results of the classification of assets review are validated by the Company’s third party loan review firm during their quarterly independent review. In the event of a difference in rating or classification between those assigned by the internal and external resources, the Company will generally utilize the more critical or conservative rating or classification. Final loan ratings and regulatory classifications are presented monthly to the Board of Directors and are reviewed by regulators during the examination process.

Allowance for Loan Losses. The allowance for loan losses is a valuation account that reflects the Company’s estimation of the losses in its loan portfolio to the extent they are both probable and reasonable to estimate. The balance of the allowance is generally maintained through provisions for loan losses that are charged to income in the period that estimated losses on loans are identified by the Company’s loan review system. The Company charges confirmed losses on loans against the allowance as such losses are identified. Recoveries on loans previously charged-off are added back to the allowance.

The Company’s allowance for loan loss calculation methodology utilizes a “two-tier” loss measurement process that is generally performed monthly. Based upon the results of the classification of assets and credit file review processes described earlier, the Company first identifies the loans that must be reviewed individually for impairment. Factors considered in identifying individual loans to be reviewed include, but may not be limited to, loan type, classification status, contractual payment status, performance/accrual status and impaired status.

The loans considered by the Company to be eligible for individual impairment review include its commercial mortgage loans, comprising multi-family and nonresidential real estate loans, construction loans, commercial business loans as well as its one-to-four family mortgage loans, home equity loans and home equity lines of credit.

A reviewed loan is deemed to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement. Once a loan is determined to be impaired, management performs an analysis to determine the amount of impairment associated with that loan.

In measuring the impairment associated with collateral-dependent loans, the fair value of the collateral securing the loan is generally used as a measurement proxy for that of the impaired loan itself as a practical expedient. In the case of real estate collateral, such values are generally determined based upon a discounted market value obtained through an automated valuation module or prepared by a qualified, independent real estate appraiser. The value of non-real estate collateral is similarly determined based upon an independent assessment of fair market value by a qualified resource.

The Company generally obtains independent appraisals on properties securing mortgage loans when such loans are initially placed on nonperforming or impaired status with such values updated approximately every six to twelve months thereafter throughout the collections, bankruptcy and/or foreclosure processes. Appraised values are typically updated at the point of foreclosure, where applicable, and approximately every six to twelve months thereafter while the repossessed property is held as real estate owned.

As supported by accounting and regulatory guidance, the Company reduces the fair value of the collateral by estimated selling costs, such as real estate brokerage commissions, to measure impairment when such costs are expected to reduce the cash flows available to repay the loan.

The Company establishes valuation allowances in the fiscal period during which the loan impairments are identified. The results of management’s individual loan impairment evaluations are validated by the Company’s third party loan review firm during their quarterly independent review. Such valuation allowances are adjusted in subsequent fiscal periods, where appropriate, to reflect any changes in carrying value or fair value identified during subsequent impairment evaluations which are generally updated monthly by management.

The second tier of the loss measurement process involves estimating the probable and estimable losses which addresses loans not otherwise reviewed individually for impairment as well as those individually reviewed loans that are determined to be non-impaired. Such loans include groups of smaller-balance homogeneous loans that may generally be excluded from individual impairment analysis, and therefore collectively evaluated for impairment, as well as the non-impaired loans within categories that are otherwise eligible for individual impairment review.

Valuation allowances established through the second tier of the loss measurement process utilize historical and environmental loss factors to collectively estimate the level of probable losses within defined segments of the Company’s loan portfolio. These segments aggregate homogeneous subsets of loans with similar risk characteristics based upon loan type. For allowance for loan loss calculation and reporting purposes, the Company currently stratifies its loan portfolio into seven primary segments: residential mortgage loans, commercial mortgage loans, construction loans, commercial business loans, home equity loans, home equity lines of credit and other consumer loans.

The risks presented by residential mortgage loans are primarily related to adverse changes in the borrower’s financial condition that threaten repayment of the loan in accordance with its contractual terms. Such risk to repayment can arise from job loss, divorce, illness and the personal bankruptcy of the borrower. For collateral dependent residential mortgage loans, additional risk of loss is presented by potential declines in the fair value of the collateral securing the loan.

Home equity loans and home equity lines of credit generally share the same risks as those applicable to residential mortgage loans. However, to the extent that such loans represent junior liens, they are comparatively more susceptible to such risks given their subordinate position behind senior liens.

In addition to sharing similar risks as those presented by residential mortgage loans, risks relating to commercial mortgage also arise from comparatively larger loan balances to single borrowers or groups of related borrowers. Moreover, the repayment of such loans is typically dependent on the successful operation of an underlying real estate project and may be further threatened by adverse changes to demand and supply of commercial real estate as well as changes generally impacting overall business or economic conditions.

The risks presented by construction loans are generally considered to be greater than those attributable to residential and commercial mortgage loans. Risks from construction lending arise, in part, from the concentration of principal in a limited number of loans and borrowers and the effects of general economic conditions on developers and builders. Moreover, a construction loan can involve additional risks because of the inherent difficulty in estimating both a property’s value at completion of the project and the estimated cost, including interest, of the project. The nature of these loans is such that they are comparatively more difficult to evaluate and monitor than permanent mortgage loans.

Commercial business loans are also considered to present a comparatively greater risk of loss due to the concentration of principal in a limited number of loans and/or borrowers and the effects of general economic conditions on the business. Commercial business loans may be secured by varying forms of collateral including, but not limited to, business equipment, receivables, inventory and other business assets which may not provide an adequate source of repayment of the outstanding loan balance in the event of borrower default. Moreover, the repayment of commercial business loans is primarily dependent on the successful operation of the underlying business which may be threatened by adverse changes to the demand for the business’ products and/or services as well as the overall efficiency and effectiveness of the business’ operations and infrastructure.

Finally, our unsecured consumer loans generally have shorter terms and higher interest rates than other forms of lending but generally involve more credit risk due to the lack of collateral to secure the loan in the event of borrower default. Consumer loan repayment is dependent on the borrower’s continuing financial stability, and therefore is more likely to be adversely affected by job loss, divorce, illness and personal bankruptcy. By contrast, our consumer loans also include account loans that are fully secured by the borrower’s deposit accounts and generally present nominal risk to the Bank.

Each primary segment is further stratified to distinguish between loans originated and purchased through third parties from loans acquired through business combinations. Commercial business loans include secured and unsecured loans as well as loans originated through SBA programs. Additional criteria may be used to further group loans with common risk characteristics. For example, such criteria may distinguish between loans secured by different collateral types or separately identify loans supported by government guarantees such as those issued by the SBA.

In regard to historical loss factors, the Company’s allowance for loan loss calculation calls for an analysis of historical charge-offs and recoveries for each of the defined segments within the loan portfolio. The Company utilizes a two-year moving average of annual net charge-off rates (charge-offs net of recoveries) by loan segment, where available, to calculate its actual, historical loss experience. The outstanding principal balance of the non-impaired portion of each loan segment is multiplied by the applicable historical loss factor to estimate the level of probable losses based upon the Company’s historical loss experience.

As noted, the second tier of the Company’s allowance for loan loss calculation also utilizes environmental loss factors to estimate the probable losses within the loan portfolio. Environmental loss factors are based upon specific qualitative criteria representing key sources of risk within the loan portfolio. Such risk criteria includes the level of and trends in nonperforming loans; the effects of changes in credit policy; the experience, ability and depth of the lending function’s management and staff; national and local economic trends and conditions; credit risk concentrations and changes in local and regional real estate values. During fiscal 2014, the environmental factors utilized by the Company in its allowance for loan loss calculation were expanded to include changes in the nature, volume and terms of loans, changes in the quality of loan review systems and resources and the effects of regulatory, legal and other external factors.

For each category of the loan portfolio, a level of risk, developed from a number of internal and external resources, is assigned to each of the qualitative criteria utilizing a scale ranging from zero (negligible risk) to 15 (high risk), with higher values potentially ascribed to exceptional levels of risk that exceed the standard range, as appropriate. The sum of the risk values, expressed as a whole number, is multiplied by .01% to arrive at an overall environmental loss factor, expressed in basis points, for each loan category.

The Company incorporates its credit-rating classification system into the calculation of environmental loss factors by loan type by including risk-rating classification “weights” in its calculation of those factors. The Company’s risk-rating classification system ascribes a numerical rating of “1” through “9” to each loan within the portfolio. The ratings “5” through “9” represent the numerical equivalents of the traditional loan classifications “Watch”, “Special Mention”, “Substandard”, “Doubtful” and “Loss”, respectively, while lower ratings, “1” through “4”, represent risk-ratings within the least risky “Pass” category. The environmental loss factor applicable to each non-impaired loan within a category, as described above, is “weighted” by a multiplier based upon the loan’s risk-rating classification. Within any single loan category, a “higher” environmental loss factor is ascribed to those loans with comparatively higher risk-rating classifications resulting in a proportionately greater ALLL requirement attributable to such loans compared to the comparatively lower risk-rated loans within that category.

In evaluating the impact of the level and trends in nonperforming loans on environmental loss factors, the Company first broadly considers the occurrence and overall magnitude of prior losses recognized on such loans over an extended period of time. For this purpose, losses are considered to include both charge offs as well as loan impairments for which valuation allowances have been recognized through provisions to the allowance for loan losses, but have not yet been charged off. To the extent that prior losses have generally been recognized on nonperforming loans within a category, a basis is established to recognize existing losses on loans collectively evaluated for impairment based upon the current levels of nonperforming loans within that category. Conversely, the absence of material prior losses attributable to delinquent or nonperforming loans within a category may significantly diminish, or even preclude, the consideration of the level of nonperforming loans in the calculation of the environmental loss factors attributable to that category of loans.

Once the basis for considering the level of nonperforming loans on environmental loss factors is established, the Company then considers the current dollar amount of nonperforming loans by loan type in relation to the total outstanding balance of loans within the category. A greater portion of nonperforming loans within a category in relation to the total suggests a comparatively greater level of risk and expected loss within that loan category and vice-versa.

In addition to considering the current level of nonperforming loans in relation to the total outstanding balance for each category, the Company also considers the degree to which those levels have changed from period to period. A significant and sustained increase in nonperforming loans over a 12-24 month period suggests a growing level of expected loss within that loan category and vice-versa.

As noted above, the Company considers these factors in a qualitative, rather than quantitative fashion when ascribing the risk value, as described above, to the level and trends of nonperforming loans that is applicable to a particular loan category. As with all environmental loss factors, the risk value assigned ultimately reflects the Company’s best judgment as to the level of expected losses on loans collectively evaluated for impairment.

The sum of the probable and estimable loan losses calculated through the first and second tiers of the loss measurement processes as described above, represents the total targeted balance for the Company’s allowance for loan losses at the end of a fiscal period. As noted earlier, the Company establishes all additional valuation allowances in the fiscal period during which additional individually identified loan impairments and additional estimated losses on loans collectively evaluated for impairment are identified. The Company adjusts its balance of valuation allowances through the provision for loan losses as required to ensure that the balance of the allowance for loan losses reflects all probable and estimable loans losses at the close of the fiscal period. Notwithstanding calculation methodology and the noted distinction between valuation allowances established on loans collectively versus individually evaluated for impairment, the Company’s entire allowance for loan losses is available to cover all charge-offs that arise from the loan portfolio.

Although the Company’s allowance for loans losses is established in accordance with management’s best estimate, actual losses are dependent upon future events and, as such, further additions to the level of loan loss allowances may be necessary.

The following tables present the balance of the allowance for loan losses at December 31, 2014 and June 30, 2014 based upon the calculation methodology described above. The tables identify the valuation allowances attributable to specifically identified impairments on individually evaluated loans, including those acquired with deteriorated credit quality, as well as valuation allowances for impairments on loans evaluated collectively. The tables include the underlying balance of loans receivable applicable to each category as of those dates as well as the activity in the allowance for loan losses for the three and six months ended December 31, 2014 and 2013. Unless otherwise noted, the balance of loans reported in the tables below excludes yield adjustments and the allowance for loan loss.

Allowance for Loan Losses and Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of allowance for loan losses:
Originated and purchased loans:
Loans individually evaluated for impairment	$151	$388	$—	$—	$19	$—	$—	$558
Loans collectively evaluated for impairment	2,137	7,528	55	556	220	34	21	10,551

Allowance for loan losses on originated and purchased loans	2,288	7,916	55	556	239	34	21	11,109

Loans acquired at fair value:
Loans acquired with deteriorated credit quality	—	—	—	91	—	—	—	91
Other acquired loans individually evaluated for impairment	—	64	—	125	18	—	—	207
Acquired loans collectively evaluated for impairment	22	412	4	635	57	46	1	1,177

Allowance for loan losses on loans acquired at fair value	22	476	4	851	75	46	1	1,475

Total allowance for loan losses	$2,310	$8,392	$59	$1,407	$314	$80	$22	$12,584

Allowance for Loan Losses and Loans Receivable

Period Ended December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the three months ended December 31, 2014:
At September 30, 2014:
Allocated	$2,575	$7,942	$58	$1,362	$362	$84	$23	$12,406
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	2,575	7,942	58	1,362	362	84	23	12,406

Total charge offs	(1,134)	(266)	—	(259)	(39)	—	—	(1,698)
Total recoveries	141	—	—	3	—	—	—	144
Total allocated provisions	728	716	1	301	(9)	(4)	(1)	1,732
Total unallocated provisions	—	—	—	—	—	—	—	—

At December 31, 2014:
Allocated	2,310	8,392	59	1,407	314	80	22	$12,584
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$2,310	$8,392	$59	$1,407	$314	$80	$22	$12,584

Allowance for Loan Losses and Loans Receivable

Period Ended December 31, 2014 (continuned)

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the six months ended December 31, 2014:
At June 30, 2014:
Allocated	$2,729	$7,737	$67	$1,284	$460	$88	$22	$12,387
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	2,729	7,737	67	1,284	460	88	22	12,387

Total charge offs	(1,437)	(612)	—	(451)	(39)	—	—	(2,539)
Total recoveries	141	—	—	5	—	—	—	146
Total allocated provisions	877	1,267	(8)	569	(107)	(8)	—	2,590
Total unallocated provisions	—	—	—	—	—	—	—	—

At December 31, 2014:
Allocated	2,310	8,392	59	1,407	314	80	22	$12,584
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$2,310	$8,392	$59	$1,407	$314	$80	$22	$12,584

Allowance for Loan Losses and Loans Receivable

Period Ended December 31, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the three months ended December 31, 2013:
At September 30, 2013:
Allocated	$3,547	$6,220	$103	$980	$469	$76	$11	$11,406
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	3,547	6,220	103	980	469	76	11	11,406

Total charge offs	(278)	—	—	(672)	(1)	—	(28)	(979)
Total recoveries	7	497	—	3	—	—	—	507
Total allocated provisions	(2)	(143)	(32)	731	(33)	(2)	40	559
Total unallocated provisions	—	—	—	—	—	—	—	—

At December 31, 2013:
Allocated	3,274	6,574	71	1,042	435	74	23	$11,493
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$3,274	$6,574	$71	$1,042	$435	$74	$23	$11,493

Allowance for Loan Losses and Loans Receivable

Period Ended December 31, 2013 (continuned)

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the six months ended December 31, 2013:
At June 30, 2013:
Allocated	$3,660	$5,359	$81	$1,218	$490	$76	$12	$10,896
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	3,660	5,359	81	1,218	490	76	12	10,896

Total charge offs	(508)	(34)	—	(1,080)	(34)	—	(29)	(1,685)
Total recoveries	25	525	—	5	—	—	—	555
Total allocated provisions	97	724	(10)	899	(21)	(2)	40	1,727
Total unallocated provisions	—	—	—	—	—	—	—	—

At December 31, 2013:
Allocated	3,274	6,574	71	1,042	435	74	23	$11,493
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$3,274	$6,574	$71	$1,042	$435	$74	$23	$11,493

Allowance for Loan Losses and Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of loans receivable:
Originated and purchased loans:
Loans individually evaluated for impairment	$11,693	$3,546	$—	$1,453	$1,095	$17	$—	$17,804
Loans collectively evaluated for impairment	493,311	947,350	5,700	43,148	63,901	10,771	4,758	1,568,939

Total originated and purchased loans	505,004	950,896	5,700	44,601	64,996	10,788	4,758	1,586,743

Loans acquired at fair value:
Loans acquired with deteriorated credit quality	730	1,039	—	8,201	—	—	—	9,970
Other acquired loans individually evaluated for impairment	259	1,976	2,656	2,194	596	965	—	8,646
Acquired loans collectively evaluated for impairment	64,607	103,377	352	23,452	6,603	11,658	102	210,151

Total loans acquired at fair value	65,596	106,392	3,008	33,847	7,199	12,623	102	228,767

Total loans	$570,600	$1,057,288	$8,708	$78,448	$72,195	$23,411	$4,860	1,815,510

Unamortized yield adjustments								(1,439)

Loans receivable, including unamortized yield adjustments								$1,814,071

Allowance for Loan Losses and Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of allowance for loan losses:
Originated and purchased loans:
Loans individually evaluated for impairment	$528	$404	$—	$—	$75	$—	$—	$1,007
Loans collectively evaluated for impairment	2,172	6,760	29	352	272	35	21	9,641

Allowance for loan losses on originated and purchased loans	2,700	7,164	29	352	347	35	21	10,648

Loans acquired at fair value:
Loans acquired with deteriorated credit quality	—	—	—	98	—	—	—	98
Other acquired loans individually evaluated for impairment	—	165	—	346	57	—	—	568
Acquired loans collectively evaluated for impairment	29	408	38	488	56	53	1	1,073

Allowance for loan losses on loans acquired at fair value	29	573	38	932	113	53	1	1,739

Total allowance for loan losses	$2,729	$7,737	$67	$1,284	$460	$88	$22	$12,387

Allowance for Loan Losses and Loans Receivable

at June 30, 2014 (continued)

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of loans receivable:
Originated and purchased loans:
Loans individually evaluated for impairment	$11,923	$5,403	$—	$1,263	$1,010	$17	$—	$19,616
Loans collectively evaluated for impairment	494,522	873,340	3,619	31,326	66,163	10,529	4,248	1,483,747

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value:
Loans acquired with deteriorated credit quality	742	1,071	—	8,325	—	—	—	10,138
Other acquired loans individually evaluated for impairment	—	1,895	1,448	2,456	692	964	—	7,455
Acquired loans collectively evaluated for impairment	73,425	102,046	2,214	23,891	7,746	12,500	90	221,912

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	1,742,868

Unamortized yield adjustments								(1,397)

Loans receivable, including unamortized yield adjustments								$1,741,471

The following tables present key indicators of credit quality regarding the Company’s loan portfolio based upon loan classification and contractual payment status at December 31, 2014 and June 30, 2014.

Credit-Rating Classification of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Non-classified	$492,370	$945,958	$5,332	$43,061	$63,736	$10,600	$4,755	$1,565,812

Classified:
Special Mention	844	342	368	—	59	171	2	1,786
Substandard	11,790	4,321	—	1,540	1,201	17	1	18,870
Doubtful	—	275	—	—	—	—	—	275
Loss	—	—	—	—	—	—	—	—

Total classified loans	12,634	4,938	368	1,540	1,260	188	3	20,931

Total originated and purchased loans	505,004	950,896	5,700	44,601	64,996	10,788	4,758	1,586,743

Loans acquired at fair value:
Non-classified	63,870	98,800	—	18,858	6,453	11,184	78	199,243

Classified:
Special Mention	376	4,396	352	7,248	77	244	21	12,714
Substandard	1,350	3,196	2,656	7,735	669	1,195	3	16,804
Doubtful	—	—	—	6	—	—	—	6
Loss	—	—	—	—	—	—	—	—

Total classified loans	1,726	7,592	3,008	14,989	746	1,439	24	29,524

Total loans acquired at fair value	65,596	106,392	3,008	33,847	7,199	12,623	102	228,767

Total loans	$570,600	$1,057,288	$8,708	$78,448	$72,195	$23,411	$4,860	$1,815,510

Credit-Rating Classification of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Non-classified	$492,531	$872,063	$3,461	$31,301	$66,016	$10,352	$4,247	$1,479,971

Classified:
Special Mention	1,626	357	158	25	146	84	1	2,397
Substandard	12,288	6,039	—	1,263	1,011	110	—	20,711
Doubtful	—	284	—	—	—	—	—	284
Loss	—	—	—	—	—	—	—	—

Total classified loans	13,914	6,680	158	1,288	1,157	194	1	23,392

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value:
Non-classified	73,425	96,758	—	18,946	7,582	12,003	71	208,785

Classified:
Special Mention	—	4,600	353	4,602	45	245	16	9,861
Substandard	742	3,654	3,309	11,118	811	1,216	3	20,853
Doubtful	—	—	—	6	—	—	—	6
Loss	—	—	—	—	—	—	—	—

Total classified loans	742	8,254	3,662	15,726	856	1,461	19	30,720

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Contractual Payment Status of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Current	$497,282	$949,456	$5,700	$43,383	$64,316	$10,648	$4,690	$1,575,475

Past due:
30-59 days	1,400	76	—	87	44	123	65	1,795
60-89 days	764	—	—	—	—	—	2	766
90+ days	5,558	1,364	—	1,131	636	17	1	8,707

Total past due	7,722	1,440	—	1,218	680	140	68	11,268

Total originated and purchased loans	505,004	950,896	5,700	44,601	64,996	10,788	4,758	1,586,743

Loans acquired at fair value:
Current	64,657	103,322	2,224	30,227	6,858	11,465	99	218,852

Past due:
30-59 days	330	953	—	542	44	193	—	2,062
60-89 days	—	779	—	548	20	—	2	1,349
90+ days	609	1,338	784	2,530	277	965	1	6,504

Total past due	939	3,070	784	3,620	341	1,158	3	9,915

Total loans acquired at fair value	65,596	106,392	3,008	33,847	7,199	12,623	102	228,767

Total loans	$570,600	$1,057,288	$8,708	$78,448	$72,195	$23,411	$4,860	$1,815,510

Contractual Payment Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Current	$495,330	$875,887	$3,619	$31,081	$66,548	$10,499	$4,034	$1,486,998

Past due:
30-59 days	1,385	—	—	245	183	—	60	1,873
60-89 days	1,163	—	—	—	3	30	28	1,224
90+ days	8,567	2,856	—	1,263	439	17	126	13,268

Total past due	11,115	2,856	—	1,508	625	47	214	16,365

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value:
Current	72,736	102,881	2,810	32,346	7,731	12,390	88	230,982

Past due:
30-59 days	689	561	—	—	152	—	—	1,402
60-89 days	—	427	—	—	95	110	1	633
90+ days	742	1,143	852	2,326	460	964	1	6,488

Total past due	1,431	2,131	852	2,326	707	1,074	2	8,523

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

The following tables present information relating to the Company’s nonperforming and impaired loans at December 31, 2014 and June 30, 2014. Loans reported as “90+ days past due accruing” in the table immediately below are also reported in the preceding contractual payment status table under the heading “90+ days past due”.

Performance Status of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Performing	$495,818	$947,426	$5,700	$43,148	$64,360	$10,771	$4,757	$1,571,980

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	9,186	3,470	—	1,453	636	17	1	14,763

Total nonperforming	9,186	3,470	—	1,453	636	17	1	14,763

Total originated and purchased loans	505,004	950,896	5,700	44,601	64,996	10,788	4,758	1,586,743

Loans acquired at fair value:
Performing	64,608	104,587	352	30,452	6,788	11,657	101	218,545

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	988	1,805	2,656	3,395	411	966	1	10,222

Total nonperforming	988	1,805	2,656	3,395	411	966	1	10,222

Total loans acquired at fair value	65,596	106,392	3,008	33,847	7,199	12,623	102	228,767

Total loans	$570,600	$1,057,288	$8,708	$78,448	$72,195	$23,411	$4,860	$1,815,510

Performance Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans:
Performing	$497,243	$873,421	$3,619	$31,326	$66,734	$10,529	$4,122	$1,486,994

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	125	125
Nonaccrual	9,202	5,322	—	1,263	439	17	1	16,244

Total nonperforming	9,202	5,322	—	1,263	439	17	126	16,369

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value:
Performing	73,425	103,399	2,214	31,016	7,928	12,500	89	230,571

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	742	1,613	1,448	3,656	510	964	1	8,934

Total nonperforming	742	1,613	1,448	3,656	510	964	1	8,934

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Impairment Status of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Carrying value of impaired loans:
Originated and purchased loans:
Non-impaired loans	$493,311	$947,350	$5,700	$43,148	$63,901	$10,771	$4,758	$1,568,939

Impaired loans:
Impaired loans with no allowance for impairment	10,081	3,195	—	1,453	1,001	17	—	15,747
Impaired loans with allowance for impairment:
Recorded investment	1,612	351	—	—	94	—	—	2,057
Allowance for impairment	(151)	(388)	—	—	(19)	—	—	(558)

Balance of impaired loans net of allowance for impairment	1,461	(37)	—	—	75	—	—	1,499

Total impaired loans, excluding allowance for impairment:	11,693	3,546	—	1,453	1,095	17	—	17,804

Total originated and purchased loans	505,004	950,896	5,700	44,601	64,996	10,788	4,758	1,586,743

Loans acquired at fair value:
Non-impaired loans	64,607	103,377	352	23,452	6,603	11,658	102	210,151

Impaired loans:
Impaired loans with no allowance for impairment	989	2,199	2,656	9,950	578	965	—	17,337
Impaired loans with allowance for impairment:
Recorded investment	—	816	—	445	18	—	—	1,279
Allowance for impairment	—	(64)	—	(216)	(18)	—	—	(298)

Balance of impaired loans net of allowance for impairment	—	752	—	229	—	—	—	981

Total impaired loans, excluding allowance for impairment:	989	3,015	2,656	10,395	596	965	—	18,616

Total loans acquired at fair value	65,596	106,392	3,008	33,847	7,199	12,623	102	228,767

Total loans	$570,600	$1,057,288	$8,708	$78,448	$72,195	$23,411	$4,860	$1,815,510

Impairment Status of Loans Receivable

at December 31, 2014 (continued)

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Unpaid principal balance of impaired loans:
Originated and purchased loans	$18,299	$4,132	$—	$1,608	$1,116	$17	$—	$25,172
Loans acquired at fair value	1,072	3,291	2,783	12,211	651	988	—	20,996

Total impaired loans	$19,371	$7,423	$2,783	$13,819	$1,767	$1,005	$—	$46,168

For the three months ended December 31, 2014:
Average balance of impaired loans	$13,057	$7,246	$1,711	$11,655	$1,631	$1,007	$—	$36,307
Interest earned on impaired loans	$36	$46	$—	$190	$11	$—	$—	$283
For the six months ended December 31, 2014:
Average balance of impaired loans	$13,072	$7,775	$1,593	$11,804	$1,644	$1,034	$—	$36,922
Interest earned on impaired loans	$80	$289	$—	$419	$23	$—	$—	$811
For the three months ended December 31, 2013:
Average balance of impaired loans	$13,781	$10,312	$2,431	$11,638	$1,336	$577	$—	$40,075
Interest earned on impaired loans	$54	$40	$—	$188	$25	$6	$—	$313
For the six months ended December 31, 2013:
Average balance of impaired loans	$14,124	$10,733	$2,620	$10,056	$1,474	$620	$—	$39,627
Interest earned on impaired loans	$86	$86	$—	$371	$39	$6	$—	$588

Impairment Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Carrying value of impaired loans:
Originated and purchased loans:
Non-impaired loans	$494,522	$873,340	$3,619	$31,326	$66,163	$10,529	$4,248	$1,483,747

Impaired loans:
Impaired loans with no allowance for impairment	9,800	5,037	—	1,263	911	17	—	17,028
Impaired loans with allowance for impairment:
Recorded investment	2,123	366	—	—	99	—	—	2,588
Allowance for impairment	(528)	(404)	—	—	(75)	—	—	(1,007)

Balance of impaired loans net of allowance for impairment	1,595	(38)	—	—	24	—	—	1,581

Total impaired loans, excluding allowance for impairment:	11,923	5,403	—	1,263	1,010	17	—	19,616

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value:
Non-impaired loans	73,425	102,046	2,214	23,891	7,746	12,500	90	221,912

Impaired loans:
Impaired loans with no allowance for impairment	742	1,690	1,448	10,141	617	964	—	15,602
Impaired loans with allowance for impairment:
Recorded investment	—	1,276	—	640	75	—	—	1,991
Allowance for impairment	—	(165)	—	(444)	(57)	—	—	(666)

Balance of impaired loans net of allowance for impairment	—	1,111	—	196	18	—	—	1,325

Total impaired loans, excluding allowance for impairment:	742	2,966	1,448	10,781	692	964	—	17,593

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Impairment Status of Loans Receivable

at June 30, 2014 (continued)

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Unpaid principal balance of impaired loans:
Originated and purchased loans	$17,655	$5,919	$—	$1,407	$1,027	$17	$—	$26,025
Loans acquired at fair value	742	3,264	1,547	12,495	726	975	—	19,749

Total impaired loans	$18,397	$9,183	$1,547	$13,902	$1,753	$992	$—	$45,774

Troubled Debt Restructurings (“TDRs”). A modification to the terms of a loan is generally considered a TDR if the Bank grants a concession to the borrower that it would not otherwise consider for economic or legal reasons related to the debtor’s financial difficulties. In granting the concession, the Bank’s general objective is to make the best of a difficult situation by obtaining more cash or other value from the borrower or otherwise increase the probability of repayment.

A TDR may include, but is not necessarily limited to, the modification of loan terms such as a temporary or permanent reduction of the loan’s stated interest rate, extension of the maturity date and/or reduction or deferral of amounts owed under the terms of the loan agreement. In measuring the impairment associated with restructured loans that qualify as TDRs, the Company compares the cash flows under the loan’s existing terms with those that are expected to be received in accordance with its modified terms. The difference between the comparative cash flows is discounted at the loan’s effective interest rate prior to modification to measure the associated impairment. The impairment is charged off directly against the allowance for loan loss at the time of restructuring resulting in a reduction in carrying value of the modified loan that is accreted into interest income as a yield adjustment over the remaining term of the modified cash flows.

All restructured loans that qualify as TDRs are placed on nonaccrual status for a period of no less than six months after restructuring, irrespective of the borrower’s adherence to a TDR’s modified repayment terms during which time TDRs continue to be adversely classified and reported as impaired. TDRs may be returned to accrual status if (1) the borrower has paid timely P&I payments in accordance with the terms of the restructured loan agreement for no less than six consecutive months after restructuring, and (2) the Company expects to receive all P&I payments owed substantially in accordance with the terms of the restructured loan agreement at which time the loan may also be returned to a non-adverse classification while retaining its impaired status.

The following table presents information regarding the restructuring of the Company’s troubled debts during the three and six months ended December 31, 2014 and any defaults during those periods of TDRs that were restructured within 12 months of the date of default. There were no restructurings or applicable defaults of the Company’s troubled debt during the three and six months ended December 31, 2013.

Troubled Debt Restructurings of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
(In Thousands)
Troubled debt restructuring activity for the three months ended December 31, 2014
Originated and purchased loans
Number of loans	3	—	—	2	—	—	—	5
Pre-modification outstanding recorded investment	$1,291	$—	$—	$348	$—	$—	$—	$1,639
Post-modification outstanding recorded investment	1,150	—	—	322	—	—	—	$1,472
Charge offs against the allowance for loan loss recognized at modification	228	—	—	27	—	—	—	$255
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss recognized at modification	—	—	—	—	—	—	—	$—
Troubled debt restructuring defaults for the three months ended December 31, 2014
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

Troubled Debt Restructurings of Loans Receivable

at December 31, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
(In Thousands)
Troubled debt restructuring activity for the six months ended December 31, 2014
Originated and purchased loans
Number of loans	5	—	—	2	—	—	—	7
Pre-modification outstanding recorded investment	$1,955	$—	$—	$348	$—	$—	$—	$2,303
Post-modification outstanding recorded investment	1,823	—	—	322	—	—	—	$2,145
Charge offs against the allowance for loan loss recognized at modification	261	—	—	27	—	—	—	$288
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss recognized at modification	—	—	—	—	—	—	—	$—
Troubled debt restructuring defaults for the three months ended December 31, 2014
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

Troubled Debt Restructurings of Loans Receivable

at December 31, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
(In Thousands)
Troubled debt restructuring activity for the three months ended December 31, 2013
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss recognized at modification	—	—	—	—	—	—	—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss recognized at modification	—	—	—	—	—	—	—	$—
Troubled debt restructuring defaults for the three months ended December 31, 2013
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

Troubled Debt Restructurings of Loans Receivable

at December 31, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
(In Thousands)
Troubled debt restructuring activity for the six months ended December 31, 2013
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss for impairment recognized at modification	—	—	—	—	—	—	—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	$—
Charge offs against the allowance for loan loss for impairment recognized at modification	—	—	—	—	—	—	—	$—
Troubled debt restructuring defaults for the six months ended December 31, 2013
Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

The manner in which the terms of a loan are modified through a troubled debt restructuring generally includes one or more of the following changes to the loan’s repayment terms:

•	Interest Rate Reduction: Temporary or permanent reduction of the interest rate charged against the outstanding balance of the loan.

•	Capitalization of Prior Past Dues: Capitalization of prior amounts due to the outstanding balance of the loan.

•	Extension of Maturity or Balloon Date: Extending the term of the loan past its original balloon or maturity date.

•	Deferral of Principal Payments: Temporary deferral of the principal portion of a loan payment.

•	Payment Recalculation and Re-amortization: Recalculation of the recurring payment obligation and resulting loan amortization/repayment schedule based on the loan’s modified terms.

Note 9 – Loan Quality and the Allowance for Loan Losses

The following tables present the balance of the allowance for loan losses at June 30, 2014, 2013 and 2012 based upon the calculation methodology described in Note 1. The tables identify the valuation allowances attributable to specifically identified impairments on individually evaluated loans, including those acquired with deteriorated credit quality, as well as valuation allowances for impairments on loans evaluated collectively. The tables include the underlying balance of loans receivable applicable to each category as of those dates as well as the activity in the allowance for loan losses for the years ended June 30, 2014, 2013 and 2012. Unless otherwise noted, the balance of loans reported in the tables below excludes yield adjustments and the allowance for loan loss.

Allowance for Loan Losses and Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of allowance for loan losses:

Originated and purchased loans
Loans individually evaluated for impairment	$528	$404	$—	$—	$75	$—	$—	$1,007
Loans collectively evaluated for impairment	2,172	6,760	29	352	272	35	21	9,641

Allowance for loan losses on originated and purchased loans	2,700	7,164	29	352	347	35	21	10,648

Loans acquired at fair value
Loans acquired with deteriorated credit quality	—	—	—	98	—	—	—	98
Other acquired loans individually evaluated for impairment	—	165	—	346	57	—	—	568
Loans collectively evaluated for impairment	29	408	38	488	56	53	1	1,073

Allowance for loan losses on loans acquired at fair value	29	573	38	932	113	53	1	1,739

Total allowance for loan losses	$2,729	$7,737	$67	$1,284	$460	$88	$22	$12,387

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the year ended June 30, 2014:

At June 30, 2013:
Allocated	$3,660	$5,359	$81	$1,218	$490	$76	$12	$10,896
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	3,660	5,359	81	1,218	490	76	12	10,896

Total charge offs	(1,202)	(44)	—	(1,170)	(47)	—	(30)	(2,493)

Total recoveries	67	525	—	9	2	—	—	603

Total allocated provisions	204	1,897	(14)	1,227	15	12	40	3,381

Total unallocated provisions	—	—	—	—	—	—	—	—

At June 30, 2014:
Allocated	2,729	7,737	67	1,284	460	88	22	12,387
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$2,729	$7,737	$67	$1,284	$460	$88	$22	$12,387

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of loans receivable:

Originated and purchased loans
Loans individually evaluated for impairment	$11,923	$5,403	$—	$1,263	$1,010	$17	$—	$19,616
Loans collectively evaluated for impairment	494,522	873,340	3,619	31,326	66,163	10,529	4,248	1,483,747

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Loans acquired with deteriorated credit quality	742	1,071	—	8,325	—	—	—	10,138
Other acquired loans individually evaluated for impairment	—	1,895	1,448	2,456	692	964	—	7,455
Loans collectively evaluated for impairment	73,425	102,046	2,214	23,891	7,746	12,500	90	221,912

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	1,742,868

Unamortized yield adjustments								(1,397)

Loans receivable								$1,741,471

Allowance for Loan Losses and Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of allowance for loan losses:

Originated and purchased loans
Loans individually evaluated for impairment	$697	$430	$—	$—	$110	$—	$—	$1,237
Loans collectively evaluated for impairment	2,939	4,356	50	252	300	35	12	7,944

Allowance for loan losses on originated and purchased loans	3,636	4,786	50	252	410	35	12	9,181

Loans acquired at fair value
Loans acquired with deteriorated credit quality	—	—	—	17	—	—	—	17
Other acquired loans individually evaluated for impairment	—	84	—	740	—	—	—	824
Loans collectively evaluated for impairment	24	489	31	209	80	41	—	874

Allowance for loan losses on loans acquired at fair value	24	573	31	966	80	41	—	1,715

Total allowance for loan losses	$3,660	$5,359	$81	$1,218	$490	$76	$12	$10,896

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the year ended June 30, 2013:

At June 30, 2012:
Allocated	$4,572	$3,443	$277	$1,310	$447	$54	$14	$10,117
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	4,572	3,443	277	1,310	447	54	14	10,117

Total charge offs	(2,272)	(1,042)	(9)	(182)	(221)	—	(2)	(3,728)

Total recoveries	15	—	—	18	10	—	—	43

Total allocated provisions	1,345	2,958	(187)	72	254	22	—	4,464

Total unallocated provisions	—	—	—	—	—	—	—	—

At June 30, 2013:
Allocated	3,660	5,359	81	1,218	490	76	12	10,896
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$3,660	$5,359	$81	$1,218	$490	$76	$12	$10,896

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of loans receivable:

Originated and purchased loans
Loans individually evaluated for impairment	$14,412	$7,865	$—	$1,076	$1,145	$—	$—	$24,498
Loans collectively evaluated for impairment	484,575	540,491	5,717	25,975	65,581	10,461	4,145	1,136,945

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Loans acquired with deteriorated credit quality	—	1,230	316	4,504	—	—	—	6,050
Other acquired loans individually evaluated for impairment	359	2,079	2,570	2,746	606	626	—	8,986
Loans collectively evaluated for impairment	1,301	115,163	3,248	36,387	13,481	15,526	133	185,239

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	1,361,718

Unamortized yield adjustments								(847)

Loans receivable								$1,360,871

Allowance for Loan Losses

at June 30, 2012

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the year ended June 30, 2012:

At June 30, 2011:
Allocated	$6,644	$3,336	$289	$880	$322	$49	$14	$11,534
Unallocated	—	—	—	—	—	—	—	233

Total allowance for loan losses	6,644	3,336	289	880	322	49	14	11,767

Total charge offs	(6,398)	(483)	(106)	(349)	(135)	—	(9)	(7,480)

Total recoveries	6	37	33	—	2	—	2	80

Total allocated provisions	4,320	553	61	779	258	5	7	5,983

Total unallocated provisions	—	—	—	—	—	—	—	(233)

At June 30, 2012:
Allocated	4,572	3,443	277	1,310	447	54	14	10,117
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$4,572	$3,443	$277	$1,310	$447	$54	$14	$10,117

The following tables present key indicators of credit quality regarding the Company’s loan portfolio based upon loan classification and contractual payment status at June 30, 2014 and 2013.

Credit-Rating Classification of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Non-classified	$492,531	$872,063	$3,461	$31,301	$66,016	$10,352	$4,247	$1,479,971

Classified:
Special mention	1,626	357	158	25	146	84	1	2,397
Substandard	12,288	6,039	—	1,263	1,011	110	—	20,711
Doubtful	—	284	—	—	—	—	—	284
Loss	—	—	—	—	—	—	—	—

Total classified loans	13,914	6,680	158	1,288	1,157	194	1	23,392

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Non-classified	73,425	96,758	—	18,946	7,582	12,003	71	208,785

Classified:
Special mention	—	4,600	353	4,602	45	245	16	9,861
Substandard	742	3,654	3,309	11,118	811	1,216	3	20,853
Doubtful	—	—	—	6	—	—	—	6
Loss	—	—	—	—	—	—	—	—

Total classified loans	742	8,254	3,662	15,726	856	1,461	19	30,720

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Credit-Rating Classification of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Non-classified	$482,462	$538,544	$5,717	$25,630	$65,353	$10,339	$4,118	$1,132,163

Classified:
Special mention	1,843	983	—	50	228	28	—	3,132
Substandard	14,682	8,527	—	1,371	1,145	94	27	25,846
Doubtful	—	302	—	—	—	—	—	302
Loss	—	—	—	—	—	—	—	—

Total classified loans	16,525	9,812	—	1,421	1,373	122	27	29,280

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Non-classified	1,301	109,559	820	31,062	13,419	15,450	132	171,743

Classified:
Special mention	—	4,548	1,300	4,932	62	76	—	10,918
Substandard	359	4,365	4,014	7,554	606	626	1	17,525
Doubtful	—	—	—	89	—	—	—	89
Loss	—	—	—	—	—	—	—	—

Total classified loans	359	8,913	5,314	12,575	668	702	1	28,532

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

Contractual Payment Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Current	$495,330	$875,887	$3,619	$31,081	$66,548	$10,499	$4,034	$1,486,998

Past due:
30-59 days	1,385	—	—	245	183	—	60	1,873
60-89 days	1,163	—	—	—	3	30	28	1,224
90+ days	8,567	2,856	—	1,263	439	17	126	13,268

Total past due	11,115	2,856	—	1,508	625	47	214	16,365

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Current	72,736	102,881	2,810	32,346	7,731	12,390	88	230,982

Past due:
30-59 days	689	561	—	—	152	—	—	1,402
60-89 days	—	427	—	—	95	110	1	633
90+ days	742	1,143	852	2,326	460	964	1	6,488

Total past due	1,431	2,131	852	2,326	707	1,074	2	8,523

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Contractual Payment Status of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Current	$484,836	$542,504	$5,717	$26,141	$66,186	$10,346	$3,925	$1,139,655

Past due:
30-59 days	2,297	836	—	—	21	115	166	3,435
60-89 days	1,515	—	—	—	186	—	27	1,728
90+ days	10,339	5,016	—	910	333	—	27	16,625

Total past due	14,151	5,852	—	910	540	115	220	21,788

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Current	1,301	116,150	4,448	39,819	13,295	15,477	124	190,614

Past due:
30-59 days	—	258	—	45	433	—	8	744
60-89 days	—	186	—	284	62	49	—	581
90+ days	359	1,878	1,686	3,489	297	626	1	8,336

Total past due	359	2,322	1,686	3,818	792	675	9	9,661

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

The following tables present information relating to the Company’s nonperforming and impaired loans at June 30, 2014 and 2013. Loans reported as “90+ days past due and accruing” in the table immediately below are also reported in the preceding contractual payment status table under the heading “90+ days past due”.

Performance Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Performing	$497,243	$873,421	$3,619	$31,326	$66,734	$10,529	$4,122	$1,486,994

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	125	125
Nonaccrual	9,202	5,322	—	1,263	439	17	1	16,244

Total nonperforming	9,202	5,322	—	1,263	439	17	126	16,369

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Performing	73,425	103,399	2,214	31,016	7,928	12,500	89	230,571

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	742	1,613	1,448	3,656	510	964	1	8,934

Total nonperforming	742	1,613	1,448	3,656	510	964	1	8,934

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Performance Status of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Performing	$487,671	$540,585	$5,717	$25,975	$66,320	$10,461	$4,118	$1,140,847

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	11,316	7,771	—	1,076	406	—	27	20,596

Total nonperforming	11,316	7,771	—	1,076	406	—	27	20,596

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Performing	1,301	116,080	3,248	39,877	13,790	15,526	132	189,954

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	359	2,392	2,886	3,760	297	626	1	10,321

Total nonperforming	359	2,392	2,886	3,760	297	626	1	10,321

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

Impairment Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Carrying value of impaired loans:

Originated and purchased loans
Non-impaired loans	$494,522	$873,340	$3,619	$31,326	$66,163	$10,529	$4,248	$1,483,747

Impaired loans:
Impaired loans with no allowance for impairment	9,800	5,037	—	1,263	911	17	—	17,028
Impaired loans with allowance for impairment:
Unpaid principal balance	2,123	366	—	—	99	—	—	2,588

Allowance for impairment	(528)	(404)	—	—	(75)	—	—	(1,007)

Balance of impaired loans net of allowance for impairment	1,595	(38)	—	—	24	—	—	1,581

Total impaired loans, excluding allowance	11,923	5,403	—	1,263	1,010	17	—	19,616

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Non-impaired loans	73,425	102,046	2,214	23,891	7,746	12,500	90	221,912

Impaired loans:
Impaired loans with no allowance for impairment	742	1,690	1,448	10,141	617	964	—	15,602
Impaired loans with allowance for impairment:
Unpaid principal balance	—	1,276	—	640	75	—	—	1,991

Allowance for impairment	—	(165)	—	(444)	(57)	—	—	(666)

Balance of impaired loans net of allowance for impairment	—	1,111	—	196	18	—	—	1,325

Total impaired loans, excluding allowance	742	2,966	1,448	10,781	692	964	—	17,593

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Unpaid principal balance of impaired loans:

Originated and purchased loans	$17,655	$5,919	$—	$1,407	$1,027	$17	$—	$26,025

Loans acquired at fair value	742	3,264	1,547	12,495	726	975	—	19,749

Total impaired loans	$18,397	$9,183	$1,547	$13,902	$1,753	$992	$—	$45,774

For the year ended June 30, 2014
Average balance of impaired loans	$13,754	$9,971	$2,514	$10,669	$1,526	$641	$—	$39,075
Interest earned on impaired loans	$138	$186	$—	$732	$69	$7	$—	$1,132

Impairment Status of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Carrying value of impaired loans:

Originated and purchased loans
Non-impaired loans	$484,575	$540,491	$5,717	$25,975	$65,581	$10,461	$4,145	$1,136,945

Impaired loans:
Impaired loans with no allowance for impairment	11,758	7,470	—	1,076	1,026	—	—	21,330
Impaired loans with allowance for impairment:
Unpaid principal balance	2,654	395	—	—	119	—	—	3,168

Allowance for impairment	(697)	(430)	—	—	(110)	—	—	(1,237)

Balance of impaired loans net of allowance for impairment	1,957	(35)	—	—	9	—	—	1,931

Total impaired loans, excluding allowance	14,412	7,865	—	1,076	1,145	—	—	24,498

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Non-impaired loans	1,301	115,163	3,248	36,387	13,481	15,526	133	185,239

Impaired loans:
Impaired loans with no allowance for impairment	359	2,795	2,886	6,251	606	626	—	13,523
Impaired loans with allowance for impairment:
Unpaid principal balance	—	514	—	999	—	—	—	1,513

Allowance for impairment	—	(84)	—	(757)	—	—	—	(841)

Balance of impaired loans net of allowance for impairment	—	430	—	242	—	—	—	672

Total impaired loans, excluding allowance	359	3,309	2,886	7,250	606	626	—	15,036

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Unpaid principal balance of impaired loans:

Originated and purchased loans	$20,682	$8,956	$—	$1,120	$1,169	$—	$—	$31,927

Loans acquired at fair value	417	4,077	3,419	10,168	614	626	—	19,321

Total impaired loans	$21,099	$13,033	$3,419	$11,288	$1,783	$626	$—	$51,248

For the year ended June 30, 2013
Average balance of impaired loans	$15,890	$11,885	$2,120	$8,853	$1,767	$189	$—	$40,704
Interest earned on impaired loans	$181	$108	$20	$478	$61	$2	$—	$850

Impairment Status of Loans Receivable

at June 30, 2012

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
For the year ended June 30, 2012
Average balance of impaired loans	$17,633	$11,228	$1,944	$10,358	$1,322	$161	$—	$42,646
Interest earned on impaired loans	$484	$58	$52	$283	$20	$—	$—	$897

The following tables present information regarding the restructuring of the Company’s troubled debts during the year ended June 30, 2013 and any defaults of TDRs during that year that were restructured within 12 months of the date of default. During the year ended June 30, 2014, the Company did not restructure any troubled debts and there were no defaults of TDRs that were restructured within 12 months of the date of default.

Troubled Debt Restructurings of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
(Dollars in Thousands)
Troubled debt restructuring activity for the year ended June 30, 2013

Originated and purchased loans
Number of loans	5	1	—	—	2	—	—	8
Pre-modification outstanding recorded investment	$967	$265	$—	$—	$176	$—	$—	$1,408
Post-modification outstanding recorded investment	852	245	—	—	164	—	—	1,261
Charge offs against the allowance for loan loss for impairment recognized at modification	146	20	—	—	14	—	—	180

Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	—
Charge offs against the allowance for loan loss for impairment recognized at modification	—	—	—	—	—	—	—	—

Troubled debt restructuring defaults

Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

The manner in which the terms of a loan are modified through a troubled debt restructuring generally includes one or more of the following changes to the loan’s repayment terms:

•	Interest Rate Reduction: Temporary or permanent reduction of the interest rate charged against the outstanding balance of the loan.

•	Capitalization of Prior Past Dues: Capitalization of prior amounts due to the outstanding balance of the loan.

•	Extension of Maturity or Balloon Date: Extending the term of the loan past its original balloon or maturity date.

•	Deferral of Principal Payments: Temporary deferral of the principal portion of a loan payment.

•	Payment Recalculation and Re-amortization: Recalculation of the recurring payment obligation and resulting loan amortization/repayment schedule based on the loan’s modified terms.

At June 30, 2014, the remaining outstanding principal balance and carrying amount of acquired credit-impaired loans totaled approximately $11,778,000 and $ 10,138,000 respectively. By comparison, at June 30, 2013, the remaining outstanding principal balance and carrying amount of such loans totaled approximately $9,874,000 and $6,050,000, respectively.

The carrying amount of acquired credit-impaired loans for which interest is not being recognized due to the uncertainty of the cash flows relating to such loans totaled $2,374,000 and $1,952,000 at June 30, 2014 and June 30, 2013, respectively.

The balance of the allowance for loan losses at June 30, 2014 and June 30, 2013 included approximately $98,000 and $17,000 of valuation allowances, respectively, for a specifically identified impairment attributable to acquired credit-impaired loans. The valuation allowances were attributable to additional impairment recognized on the applicable loans subsequent to their acquisition, net of any charge offs recognized during that time.

The following table presents the changes in the accretable yield relating to the acquired credit-impaired loans for the years ended June 30, 2014 and 2013.

	Year Ended June 30, 2014 (In Thousands)	Year Ended June 30, 2013 (In Thousands)
Beginning balance	$741	$1,461
Accretion to interest income	(326)	(567)
Disposals	(38)	(153)
Reclassifications from nonaccretable difference	1,514	—

Ending balance	$1,891	$741